Note 20 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	December 31,
	2025	2024
Foreign currency translation adjustment, net of taxes of ($312) at December 31, 2025 and ($312) at December 31, 2024	$(19,490)	$(21,966)
Unrealized holding gains on interest rate swap cash flow hedge, net of taxes of $0 at December 31, 2025 and $0 at December 31, 2024	906	2,729
Unrealized holding gains on marketable securities, net of taxes of ($7) at December 31, 2025 and ($7) at December 31, 2024	21	21
Unfunded SERP liability, net of taxes of $1,003 at December 31, 2025 and $1,183 at December 31, 2024	1,389	1,989

Accumulated other comprehensive loss	$(17,174)	$(17,227)

Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component [Table Text Block]
	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Interest Rate Swap Cash Flow Hedge	Unrealized Holding Gains (Losses) on Marketable Securities	Unfunded SERP Liability		Total
Balance at January 1, 2023	$(23,107)	$5,539	$18	$1,004		$(16,546)

Other comprehensive income (loss) before reclassifications	7,221	(1,579)	1	(542)		5,101
Amounts reclassified from accumulated other comprehensive income (loss)	(537)	-	-	(55)	(a)	(592)
Net current period other comprehensive income (loss)	6,684	(1,579)	1	(597)		4,509

Balance at December 31, 2023	(16,423)	3,960	19	407		(12,037)

Other comprehensive income (loss) before reclassifications	(5,077)	(1,231)	2	1,644		(4,662)
Amounts reclassified from accumulated other comprehensive income (loss)	(466)	-	-	(62)	(a)	(528)
Net current period other comprehensive income (loss)	(5,543)	(1,231)	2	1,582		(5,190)

Balance at December 31, 2024	(21,966)	2,729	21	1,989		(17,227)

Other comprehensive income (loss) before reclassifications	2,497	(1,823)	-	(710)		(36)
Amounts reclassified from accumulated other comprehensive income (loss)	(21)	-	-	110	(a)	89
Net current period other comprehensive income (loss)	2,476	(1,823)	-	(600)		53

Balance at December 31, 2025	$(19,490)	$906	$21	$1,389		$(17,174)